Common Stock	12 Months Ended
Dec. 31, 2024
Common Stock [Abstarct]
Common Stock

Note 6 - Common Stock

SEE ID is authorized to issue 200,000,000 shares of common stock at $0.001 par value, comprised of (i) 165,000,000 shares of Class A Common Stock (voting) and (ii) 35,000,000 shares of Class B Common Stock (non-voting).

At December 31, 2024 and 2023, SEE ID had 108,975,000 shares of Class A Common Stock issued and outstanding.